DECHERT PRICE & RHOADS
                                1500 K St., N.W.
                              Washington, DC 20005



                                  March 6, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      The MainStay Funds
                  File Nos. 33-2610 and 811-4550

Dear Sir or Madam:

The Prospectus supplement dated March 7, 1997 (the "Supplement") that was filed pursuant to Rule 497(e) on behalf of The MainStay Funds (the "Trust") on February 27, 1997 to become effective March 7, 1997 (Edgar Accession No. 0000950130-97-000765) is hereby withdrawn. The Supplement shall not become effective, and the Trust's prospectus supplement dated January 7, 1997 remains in effect.

If you have any questions concerning this letter or the withdrawn Supplement, please do not hesitate to contact the undersigned at (202) 626-3314.

                                                      Very truly yours,

                                                      /s/ Jeffrey L. Steele

Attachment

cc:      Sara L. Badler
         New York Life Insurance Company